Fair value measurements - Schedule of Level 3 Fair Value Measurement Inputs (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Aug. 30, 2021 shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Money Market Funds, at Carrying Value	$ 60,651,000	$ 137,482,000
Certificates of Deposit, at Carrying Value	11,508,000	502,000
Municipal Debt Securities, at Carrying Value	135,200,000	111,247,000
US Government Securities, at Carrying Value	28,409,000	969,000
US Government Agencies Securities, at Carrying Value	81,084,000	26,203,000
Commercial Paper, at Carrying Value	4,810,000
Foreign Currency Contract, Asset, Fair Value Disclosure	2,025,000	553,000
Assets, Fair Value Disclosure	323,687,000	276,956,000
Earn-out	(1,401,000)
Foreign Currency Contracts, Liability, Fair Value Disclosure	(243,000)	(111,000)
Liabilities, Fair Value Disclosure	$ (1,644,000)	$ (111,000)
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units | Reverse recapitalization agreement, tranche two
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares	$ 15	$ 15.00
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of warrant or right, outstanding (in shares) | shares			9,666,667
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Money Market Funds, at Carrying Value	$ 0
Assets, Fair Value Disclosure	0
Earn-out	(1,401,000)
Liabilities, Fair Value Disclosure	$ (1,401,000)
Level 3 | Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0
Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Money Market Funds, at Carrying Value	$ 60,651,000	$ 137,482,000
Assets, Fair Value Disclosure	60,651,000	137,482,000
Liabilities, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Money Market Funds, at Carrying Value	0	0
Certificates of Deposit, at Carrying Value	11,508,000
Municipal Debt Securities, at Carrying Value	135,200,000
US Government Securities, at Carrying Value	28,409,000	969,000
US Government Agencies Securities, at Carrying Value	81,084,000
Commercial Paper, at Carrying Value	4,810,000
Foreign Currency Contract, Asset, Fair Value Disclosure	2,025,000
Assets, Fair Value Disclosure	263,036,000	139,474,000
Foreign Currency Contracts, Liability, Fair Value Disclosure	(243,000)	(111,000)
Liabilities, Fair Value Disclosure	$ (243,000)	$ (111,000)